Fair Value Measurements (Net Change in the Assets and Liabilities Measured at Fair Value on a Recurring Basis and Included in the Level 3 Fair Value Category) (Detail) - Commodity - USD ($)
$ in Millions
	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 75	$ 119	$ 64	$ 150
Total realized and unrealized gains (losses):
Included in other comprehensive income				1
Included in regulatory assets/liabilities	(76)	(16)	(51)	(26)
Settlements	5	(4)	7	(7)
Purchases			(10)
Transfers out of Level 3			(2)	1
Ending balance	(1)	92	(1)	92
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date			3
Virginia Electric and Power Company
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	77	115	60	147
Total realized and unrealized gains (losses):
Included in regulatory assets/liabilities	(76)	(19)	(50)	(30)
Settlements	5	(4)	3	(6)
Ending balance	1	86	1	86
Dominion Energy Gas Holdings, LLC
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance				(2)
Total realized and unrealized gains (losses):
Included in other comprehensive income				1
Transfers out of Level 3				1
Ending balance		0		0
Operating Revenue
Total realized and unrealized gains (losses):
Included in earnings			2	(2)
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date			2
Purchased Gas
Total realized and unrealized gains (losses):
Included in earnings			1
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date			1
Electric Fuel and Other Energy-Related Purchases
Total realized and unrealized gains (losses):
Included in earnings	(5)	(7)	(12)	(25)
Electric Fuel and Other Energy-Related Purchases | Virginia Electric and Power Company
Total realized and unrealized gains (losses):
Included in earnings	$ (5)	$ (6)	$ (12)	$ (25)